(18) PRIVATE PENSION PLAN (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 yr	Dec. 31, 2016 BRL (R$)
Statement Line Items [Line Items]
Fair value of plan assets | R$		R$ 417,058
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Weighted Average [Member]
Statement Line Items [Line Items]
Average duration of the defined benefit obligation	9.2
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Weighted Average [Member]
Statement Line Items [Line Items]
Average duration of the defined benefit obligation	10.8
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Weighted Average [Member]
Statement Line Items [Line Items]
Average duration of the defined benefit obligation	9.4
Rio Grande Energia S.A. ("RGE") [Member] | Weighted Average [Member]
Statement Line Items [Line Items]
Average duration of the defined benefit obligation	10.1
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Weighted Average [Member]
Statement Line Items [Line Items]
Average duration of the defined benefit obligation	11.0